Commitments and Contingencies (Details) - Pegasus Digital Mobility Acquisition Corp					12 Months Ended
	Aug. 15, 2023 USD ($)	May 31, 2023 USD ($)	Nov. 08, 2021 USD ($) shares	Oct. 26, 2021 USD ($) shares	Dec. 31, 2023 USD ($) item shares	Dec. 31, 2022 USD ($) shares
Commitments and Contingencies
Maximum number of demands for registration of securities | item					3
Forfeiture of deferred underwriting commissions					$ 5,433,750
Deferred underwriting commissions					$ 2,441,250	$ 7,875,000
Retention fee		$ 500,000
Underwriting Agreement
Commitments and Contingencies
Threshold number of days from IPO for underwriters to purchase additional units				45 days
Class A ordinary shares subject to possible redemption
Commitments and Contingencies
Number of units sold | shares					4,500,017	22,500,000
IPO
Commitments and Contingencies
Percentage of cash underwriting discount				2.00%
Cash underwriting discount				$ 4,000,000
Deferred underwriting commission				$ 7,875,000
Forfeiture of deferred underwriting commissions	$ 5,433,750
Deferred underwriting commissions					$ 2,441,250	$ 7,875,000
IPO | Underwriting Agreement
Commitments and Contingencies
Percentage of deferred underwriting commission				3.50%
Deferred underwriting commission				$ 7,000,000
IPO | Class A ordinary shares subject to possible redemption
Commitments and Contingencies
Number of units sold | shares				20,000,000
Proceeds from issuance of units				$ 200,000,000
Over Allotment
Commitments and Contingencies
Cash underwriting discount			$ 500,000
Deferred underwriting commission			$ 875,000
Over Allotment | Class A ordinary shares subject to possible redemption
Commitments and Contingencies
Threshold number of days from IPO for underwriters to purchase additional units				45 days
Underwriters option to purchase (in shares) | shares				3,000,000
Number of units sold | shares			2,500,000
Proceeds from issuance of units			$ 25,000,000